Compliance Report

Loan Information												Grading and Exceptions																					Compliance
Loan #1	Loan #2	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Guideline Grade (Non-ComplianceEase)	Compliance Rating Agency Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Origination date	First payment date	Loan purpose (purchase/refi)	Occupancy	County	Original loan amount	Jurisdiction Name (Regulatory Compliance)	Property Situated In Jurisdiction Indicator	Compliance Audit Type	RESPA Conforming Year Type	Rate Lock Date	Lender Name	Lender License	Lender HUD Approval Status Type	Lender DIDMCA Exemption Indicator	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions
XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	California	XXX	3: Curable	B	* Title Review shows major title concern (Lvl 3) "As per the review of the property ownership report dated 09/XX/2017, There is a State tax lien against the borrower which is attached to the real estate property in the favor of XXX State Controller in the amount of $XXX which was recorded on 02/XX/2015."
* Active Judgment Against Borrower (Lvl 3) "There is a senior judgment against borrower filed on 7/XX/1990 with instrument#XXX filed by XXX and judgment amount is not available."
* Payment History is not Complete (Lvl 3) "Payment history is available from 02/10/2015 to 06/16/2016 and from 02/13/2017 to 10/10/2017. However, payment history is missng from 06/17/2016 to 02/12/2017, as we require latest 24 months payment history."
* Comment history is incomplete (Lvl 3) "Collection comments is available from 06/10/2015 to 07/26/2016 and from 02/13/2017 to 10/10/2017. However, collection comment is missing from 07/27/2016 to 02/12/2017, as we require latest 24 months collection comments."	* Title shows an assignment chain break (Lvl 2) "As per the review of the property ownership report dated 09/XX/2017, the chain of the assignment is incomplete. Currently, the mortgage is with XXX. The latest assignment is missing to XXXt. However, the assignment should be XXX."
* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Final TIL Date after actual transaction date (Lvl 2) "TIL date as per document is 04/XX/2008 which is four days after the note date."
* Not all borrowers signed TIL (Lvl 2) "Final TIL is not signed by the borrower."
* Settlement date is different from note date (Lvl 2) "As per HUD-1 and ROR, the transaction date is 04/XX/2008 which is different from the note date 04/XX/2008."
* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is available in the loan file. however, second page is missing."
																* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm because supporting documents are missing from loan file."	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	XXX	XX/2008	Refinance	Primary	XXX	XXX	No Special Jurisdiction	Not Applicable	PostClose	Pre 2010	4/3/2008	XXX	Not Applicable	Not Approved	No	Minimal	Pass	Pass	No Result	Pass	Pass	No Result
XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Florida	XXX	3: Curable	B	* Comment history is incomplete (Lvl 3) "Collection comment history is available from 12/13/2016 to 10/10/2017 (for 10 months only). However we require latest 24 months comment history. Comment history is missing from 10/11/2015 to 12/12/2016."
* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3) "Subject property is located in a declared disaster area (XXX). The event was occurred on XXX, also disaster was declared on XXX, disaster end date XXX.
The latest property inspection report is not available. Hence, unable to determine current property condition of the subject property."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete, currently the assignment is with XXX and was recorded on 3/XX/2017 however, the assignment should be with XXX."
																* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from available loan files."	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	XXX	XX/1999	Construction/Perm	Secondary	XXX	XXX	No Special Jurisdiction	Not Applicable	PostClose	Pre 2010	5/15/1998	XXX	Not Applicable	Not Approved	No	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result
XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Florida	XXX	3: Curable	D	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization and estimated HUD-1 is missing from the loan file."
* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3) "The Subject property is located in FEMA designated area.
As per collection comment dated XXX, Property is located in a declared disaster area. Disaster was declared on XXX."	* Property Damage (Lvl 2) "As per comment dated XX/XX/2011 property was damaged. The nature of damage is not stated in the comments. The borrower had received claim check in the amount of $24000 and repairs were completed per comment XX/XX/2011."
* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Title Review shows break in assignment (Lvl 2) "The chain of assignment is incomplete as currently the assignment is with XXX however, the assignment should be with XXX."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
																* Application Missing (Lvl 2) "Final application along with initial application is missing from the loan file."		XXX	XX/1999	Refinance	Primary	XXX	XXX	No Special Jurisdiction	Not Applicable	PostClose	Pre 2010	3/18/1999	XXX	Not Applicable	Not Approved	No
XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	California	XXX	4: Unacceptable	B	* Loan appears modified. Mod missing or unexecuted (Lvl 4) ""This is conventional adjustable rate mortgage with an initial P&I of $756.90 with an initial rate of interest 14.330% and a maturity date of 11/XX/2027. The current P&I as per updated payment history is in the amount $238.93 and PITI is of $366.60 and rate of interest is 3.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Currently, the rate of interest is reduced 3.000% which is less than margin 9.990% mentioned in the original ARM Note.
As per tape data, the loan has been modified on XX/2017.
The workout sheet is located at "APPTR - 10-XX-2016 - Loan #XXX"."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL Charged $3,769.35 Allowed $3,125.00 Over By +$644.35

This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test."
* Settlement date is different from note date (Lvl 2) "As per original Note, the loan date is given as 10/XX/1997 however, settlement date is mentioned in final HUD-1 is 10/XX/1997."
* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the available loan files."
																* Title shows an assignment chain break (Lvl 2) "As per the review of property ownership report dated 9/XX/2017, the chain of assignment is incomplete as the subject mortgage is currently with , XXX recorded on 3/XX/1999 however, the assignment should be with XXX."	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	XXX	XX/1997	Refinance	Primary	XXX	XXX	No Special Jurisdiction	Not Applicable	PostClose	Pre 2010	10/23/1997	XXX	Not Applicable	Not Approved	No	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result